Trade and Other Receivables (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Trade and other receivables [abstract]
Trade and other accounts receivable pledged as security	$ 92,728	$ 60,128
Derivative asset	282
Advance to content vendors	$ 8,056	$ 10,201